Property and Equipment, Net - Schedule of Property and Equipment Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 218,031		¥ 440,811
Less: accumulated depreciation	(138,891)		(183,145)
Less: impairment charges	(3,521)		(12,352)
Property and equipment, net	75,619	$ 10,964	245,314
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	152,993		353,322
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	38,886		50,290
Machinery
Property Plant And Equipment [Line Items]
Property and equipment, gross	10,911		22,103
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	9,037		10,719
Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,412		4,317
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 1,792		¥ 60